MIDWEST DISTRICT MEETING

FEATURES OF THE HIT : ▪ $ 6 . 2 billion investment grade portfolio ▪ Fixed income, focused on multifamily mortgage - backed s ecurities ▪ Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and primarily regulated by the U . S . Securities and Exchange Commission OBJECTIVE : ▪ Generate competitive risk - adjusted fixed - income returns while financing housing, including affordable and workforce housing, and creating union construction jobs STRATEGY : ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Bloomberg Barclays U . S . Aggregate Bond Index . ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk . AFL - CIO Housing Investment Trust

Features of the HIT: 30+ Years of Impact Investing* ▪ HIT Invested $10.8 billion nationally since inception in 1984 ▪ Financed 497 projects in 29 states ; $18.3 billion total development investment ▪ $27.7 billion in total economic activity ▪ All construction utilizes 100% union labor Output Results (1984 - 2017) Total Number of Projects 497 Union Job Creation 163.8 Million Hours Total Housing Units 108,356 (67% affordable) Construction Job Wages $5.4 Billion (2016$) Total Jobs Created 173,900 Total Income Generated $10.8 Billion (2016$) Total Economic Impact $27.7 Billion (2016$) * Includes projects financed with $109.5 million New Markets Tax Credits by Building America CDE Source : Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. In 2016 dollars. AFL - CIO Housing Investment Trust

History of the HIT ▪ Opened doors in 1984 (successor the Mortgage Investment Trust, began in 1965). ▪ Created by concept of George Meany , based on his discussions with Dr. King. ▪ 100% union labor requirement for all of its multifamily housing investments. Albert Shanker , president of the United Federation of Teachers from 1964 to 1985 and president of the American Federation of Teachers (AFT) from 1974 to 1997, pictured with George Meany. Photo Credit : Walter P. Reuther Library - Wayne State University AFL - CIO Housing Investment Trust

Cycle of Sustainable Investment Construction securities help provide competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate good union jobs The HIT Investment Cycle 2 3 4 5 1 AFL - CIO Housing Investment Trust

Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments AFL - CIO Housing Investment Trust The Laurel St. Louis, MO The HIT offers investors: ▪ Competitive Returns ▪ Low Credit Risk Investment ▪ Diversification ▪ Collateral Benefits ▪ Union Construction Jobs ▪ Affordable Housing ▪ Economic Impact Seward Towers East & West Minneapolis, MN The Penfield St. Paul, MN 2101 South Michigan Apartments Chicago, IL

1994 - 1999 Community Investment Demonstration Program 1995 - 2003 New Jersey Waterfront Program 2002 - Present New York City Community Investment Initiative 2009 - 2016 Construction Jobs Initiative 2016 - Present MidWest@Work Investment Strategy AFL - CIO Housing Investment Trust

Investments in the Midwest Region Since Inception (1984 - 2017)* *Source: Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. In 2016 dollars. Chicago Twin Cities St. Louis TOTAL Midwest # of Projects 47 47 32 233 HIT Investment ($) $739.4 million $816.1 million $736.8 million $3.9 b illion Total Dev. Cost ($) $1.7 billion $1.3 billion $1.2 billion $6.7 billion Union Construction Hours 16.5 million 12.5 million 13.5 million 63.8 million Housing Units 11,343 7,332 5,067 36,754 Total Economic Impact $2.5 billion $2.3 billion $2.0 billion $10.4 billion AFL - CIO Housing Investment Trust

HIT’s Investments West Town Housing Preservation Chicago, IL Substantial Rehabilitation West Town Housing Preservation HIT Commitment $60,404,300 Total Development Cost $121,182,660 Total Units/Affordable 318/318 Estimated Union Job Hours 1,088,900 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. In 2016 dollars. AFL - CIO Housing Investment Trust

St. John Neumann Apartments Jennings, MO Substantial Rehabilitation St. John Neumann Apartments HIT Commitment $5,129,908 Total Development Cost $8,083,973 Total Units/Affordable 100/100 Estimated Union Job Hours 79,700 Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. In 2016 dollars. HIT’s Investments AFL - CIO Housing Investment Trust

HIT’s Investments Source : Pinnacle Economics , Inc., and HIT. Jobs and economic impacts provided are estimated calculated using an IMPLAN input - output model based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. In 2016 dollars. AFL - CIO Housing Investment Trust Union Flats St. Paul, MN New Construction Union Flats HIT Commitment $30,630,000 Total Development Cost $68,476,863 Total Units/Affordable 217/217 Estimated Union Job Hours 615,800

AFL - CIO Housing Investment Trust – 2017 Achievements ▪ HIT named to the “2017 Best Places to Work” in Money Management program by Pensions & Investments ▪ HIT became a signatory member of the UNPRI ▪ Recognition for its domestic impact investing strategy ▪ Pacific Community Ventures ▪ International Foundation of Employee Benefits Professionals AFL - CIO Housing Investment Trust